ACQUISITIONS BALANCE SHEET 12-31-14 (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 6,660	$ 14,165	$ 4,254	$ 75
Due from Affiliates	20,333	11,630
Prepaid expenses and other current assets	671	397
Assets, Current	27,664	26,192
Property, plant and equipment, net	145,941	146,867
Marketable securities	234,249	234,930
Other assets, net	9,912	2,152
Total assets	417,766	410,141
Accounts payable and accrued liabilities	7,176	1,498
Due to Affiliate	1,831	3,223
Liabilities, Current	9,007	4,721
Liabilities	617,707	514,721
Long-term Debt, Excluding Current Maturities	608,700	510,000
Other long-term liabilities	0	0
Other Partners' Capital	0	15,713
Partners Equity	(199,941)	(104,580)
Liabilities and Equity	417,766	410,141
PBF Logistics LP [Member]
Cash and cash equivalents		14,165
Due from Affiliates		11,630
Prepaid expenses and other current assets		295
Assets, Current		26,090
Property, plant and equipment, net		130,779
Marketable securities		234,930
Other assets, net		2,152
Total assets		393,951
Accounts payable and accrued liabilities		1,021
Due to Affiliate		3,223
Liabilities, Current		4,244
Liabilities		514,244
Long-term Debt, Excluding Current Maturities		510,000
Other long-term liabilities		0
Partners Equity		(120,293)
Liabilities and Equity		393,951
Delaware City Products Pipeline and Truck Rack [Member]
Cash and cash equivalents		0
Due from Affiliates		0
Prepaid expenses and other current assets		102
Assets, Current		102
Property, plant and equipment, net		16,088
Marketable securities		0
Other assets, net		0
Total assets		16,190
Accounts payable and accrued liabilities		477
Due to Affiliate		0
Liabilities, Current		477
Liabilities		477
Long-term Debt, Excluding Current Maturities		0
Other long-term liabilities		0
Other Partners' Capital		15,713
Partners Equity		15,713
Liabilities and Equity		16,190
Common Units [Member] | Limited Partner, Public [Member]
Partners Equity	332,786	336,369
Common Units [Member] | Limited Partner, Public [Member] | PBF LLC [Member]
Partners Equity		336,369
Common Units [Member] | Limited Partner, Affiliate [Member]
Partners Equity	(250,314)	(167,787)
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners Equity	(250,314)	(167,787)
Subordinated Units [Member]
Partners Equity	(282,383)	(288,875)
Subordinated Units [Member] | PBF LLC [Member]
Partners Equity	(282,383)	(288,875)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners Equity	$ (282,383)	$ (288,875)